As filed with the Securities and Exchange Commission

                               on August 31, 2001

                        Securities Act File No. 333-53310

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /

      Pre-Effective Amendment No. /____/ Post-Effective Amendment No. 2 /X/

                             SCUDDER MUNICIPAL TRUST
               (Exact Name of Registrant as Specified in Charter)

            Two International Place, Boston, Massachusetts 02110-4103
               (Address of Principal Executive Offices) (Zip Code)

                                  John Millette
                        Zurich Scudder Investments, Inc.
                             Two International Place
                        Boston, Massachusetts 02110-4103
                     (Name and Address of Agent for Service)

                                 (617) 295-1000
                  (Registrant's Area Code and Telephone Number)

                                 with copies to:

      Caroline Pearson, Esq.                      Joseph R. Fleming, Esq.
      Zurich Scudder Investments, Inc.            Dechert
      Two International Place                     Ten Post Office Square - South
      Boston, MA 02110-4103                       Boston, MA  02109-4603

                  Approximate Date of Proposed Public Offering:
      It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).



                      Title of Securities Being Registered:
                 Shares of Beneficial Interest ($.01 par value)
         of Scudder Managed Municipal Bonds, a series of the Registrant

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

         This   Post-Effective   Amendment  No.  2  (the  "Amendment")  to  this
Registration Statement on Form N-14 (the "Registration Statement") is being filed solely for the purpose of adding the enclosed exhibit to this Registration Statement. Parts A and B of the Registration Statement are incorporated by reference into this Amendment from the filing with the Securities and Exchange Commission of Parts A and B of the Registration Statement pursuant to Rule 497 on March 23, 2001.

                            PART C. OTHER INFORMATION


Item 15. Indemnification.
-------  ---------------

          A policy of insurance covering Zurich Scudder Investments, Inc., its subsidiaries, including Scudder Investor Services, Inc., and all of the registered investment companies advised by Zurich Scudder Investments, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

          Article IV, Sections 4.1 - 4.3 of the Registrant's Declaration of Trust provides as follows:

          Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the asset of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

          Section 4.2. Non-Liability of Trustees, etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

          Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

               (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

               (ii) the words "claim,"  "action," "suit," or "proceeding"  shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                    (b) No  indemnification  shall be  provided  hereunder  to a
               Trustee or officer:

               (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

               (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

               (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or
          (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                    (A) by the court or other body  approving the  settlement or other disposition; or

                    (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

               (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

Item 16.  Exhibits.
-------   --------

          (1) (a)(1) Amended and Restated Declaration of Trust, dated December 8, 1987, is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A, as amended (the "Registration Statement").

               (a)(2)  Amendment to Amended and Restated  Declaration  of Trust,
               dated  December  11,  1990,  is   incorporated  by  reference  to
               Post-Effective Amendment No. 33 to the Registration Statement.

               (a)(3) Instrument Establishing and Designating an Additional Series of Shares, dated October 29, 1986, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

               (a)(4) Establishment and Designation of Series, dated November 6, 1987, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

               (a)(5)  Establishment  and  Designation  of  Classes of Shares of
               Beneficial Interest, $0.01 par value, with respect to Scudder High Yield Tax Free Fund (Class A Shares, Class B Shares, Class C Shares and Class S Shares), dated February 8, 2000, is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

               (a)(6) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class S and Class AARP with respect to Scudder Managed Municipal Bonds, dated April 11, 2000, is incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement.

               (a)(7)  Establishment  and  Designation  of  Classes of Shares of
               Beneficial Interest, $0.01 par value, Class A Shares, Class B Shares, Class C Shares, Class S Shares and Class AARP Shares with respect to Scudder High Yield Tax Free Fund, dated April 11, 2000, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement.

          (2) (b)(1) By-laws of the Registrant, dated September 24, 1976, as amended through December 31, 1979, are incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

               (b)(2)  Amendment  to the  By-laws of the  Registrant  as amended
               through   December  8,  1987  is  incorporated  by  reference  to
               Post-Effective Amendment No. 33 to the Registration Statement.

               (b)(3) Amendment to the By-laws of Registrant, dated August 13, 1991, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

               (b)(4) Amendment to the By-laws of Registrant, dated December 10, 1991, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

               (b)(5) Amendment to the By-laws of Registrant, dated February 7, 2000, is incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.

          (3)  Inapplicable.

          (4) Form of Agreement and Plan of Reorganization is incorporated by reference to the Registrant's Rule 497 filing filed on March 23, 2001.

          (5)  Inapplicable.

          (6) (d)(1) Investment Management Agreement between the Registrant (on behalf of Scudder Managed Municipal Bonds) and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

               (d)(2) Investment Management Agreement between the Registrant (on behalf of Scudder High Yield Tax Free Fund) and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

               (d)(3) Investment Management Agreement between the Registrant (on behalf of Scudder Managed Municipal Bonds) and Scudder Kemper Investments, Inc., dated July 31, 2000, is incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.

          (7) (e)(1) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

               (e)(2) Underwriting Agreement between the Registrant and Kemper Distributors, Inc., dated May 1, 2000, is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

               (e)(3) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc., dated May 8, 2000, is incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement.

          (8)  Inapplicable.

          (9) (g)(1) Custodian Contract between the Registrant and State Street Bank and Trust Company, dated March 17, 1980, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

               (g)(2) Fee schedule for Exhibit (9)(g)(1) is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

               (g)(3)  Amendment  No. 1 to the  Custodian  Contract  between the
               Registrant and State Street Bank and Trust Company, dated March 17, 1980, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

               (g)(4) Amendment to the Custodian Contract between the Registrant and State Street Bank and Trust Company, dated August 9, 1988, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

               (g)(5) Amendment to the Custodian Contract between the Registrant and State Street Bank and Trust Company, dated December 11, 1990, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

               (g)(6) Subcustodian Agreement and Fee Schedule between State Street Bank and Trust Company and The Bank of New York, London office, dated December 31, 1978, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

               (g)(7) Subcustodian Agreement between Irving Trust Company and State Street Bank, dated November 30, 1987, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

               (g)(8) Subcustodian Agreement between State Street Bank and Trust Company and Morgan Guaranty Trust Company of New York, dated November 25, 1985, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

               (g)(9) Subcustodian Agreement between Chemical Bank and State Street Bank and Trust Company, dated May 31, 1988, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

               (g)(10) Subcustodian Agreement between Security Pacific National Bank and Trust Company (New York) and State Street Bank and Trust Company, dated February 18, 1988, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

               (g)(11) Subcustodian Agreement between Bankers Trust Company and State Street Bank and Trust Company, dated August 15, 1989, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

          (10) (m)(1) Rule 12b-1 Plan for Class B and Class C Shares of Scudder High Yield Tax Free Fund, dated May 1, 2000, is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

               (m)(2)  Mutual Funds  Multi-Distribution  System Plan Pursuant to
               Rule  18f-3  is  incorporated  by  reference  to   Post-Effective
               Amendment No. 41 to the Registration Statement.

               (m)(3)  Plan with  respect to  Scudder  Managed  Municipal  Bonds
               pursuant  to  Rule  18f-3  is   incorporated   by   reference  to
               Post-Effective Amendment No. 42 to the Registration Statement.

               (m)(4)   Amended  and  Restated  Plan  with  respect  to  Scudder
               Municipal Bonds pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement.

               (m)(5)  Plan with  respect  to  Scudder  High Yield Tax Free Fund
               pursuant  to  Rule  18f-3  is   incorporated   by   reference  to
               Post-Effective Amendment No. 42 to the Registration Statement.

               (m)(6) Scudder Funds Amended and Restated Multi-Distribution Plan is incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on January 5, 2001.

          (11) Opinion and Consent of Dechert is incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on January 5, 2001.

          (12) Opinion and Consent of Willkie, Farr & Gallagher supporting the tax matters and consequences to shareholders discussed in the prospectus is filed herewith pursuant to the undertaking made in
               Item 17(3) of the Registration Statement that the final tax opinion be filed as part of a post-effective amendment to the Registration Statement.

          (13) (h)(1) Transfer Agency, Service Agreement and Fee Schedule between the Registrant and Scudder Service Corporation, dated October 2, 1989, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

               (h)(2)  Revised Fee Schedule,  dated October 1, 1996, for Exhibit
               (13)(h)(1)  is  incorporated   by  reference  to   Post-Effective
               Amendment No. 32 to the Registration Statement.

               (h)(3) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder High Yield Tax Free Fund) and Scudder Fund Accounting Corporation, dated January 23, 1995, is incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement.

               (h)(4) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Managed Municipal Bonds) and Scudder Fund Accounting Corporation, dated February 9, 1995, is incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement.

               (h)(5) Administrative Services Agreement between Scudder High Yield Tax Free Fund and Kemper Distributors, Inc., dated May 1, 2000, is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

               (h)(6) Agency Agreement between the Registrant (on behalf of Scudder High Yield Tax Free Fund) and Kemper Service Company, dated May 1, 2000, is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

               (h)(7) Fund Accounting Agreement between Scudder High Yield Tax Free Fund and Scudder Fund Accounting Corporation, dated May 1, 2000, is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

               (h)(8) Administration Agreement between the Registrant on behalf of Scudder Municipal Trust and Scudder Kemper Investments, Inc., dated July 31, 2000, is incorporated by reference by Post-Effective amendment No. 45 in the Registration Statement.

          (14) Consents of Independent Accountants are incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on January 5, 2001.

          (15) Inapplicable.

          (16) Powers  of  Attorney  are   incorporated   by  reference  to  the
               Registrant's Registration Statement on Form N-14 filed on January 5, 2001.

          (17) Form of Proxy is incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on January 5, 2001.

Item 17. Undertakings.
-------  ------------

          (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 (the "1933 Act") [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Scudder Municipal Trust has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 31st day of August, 2001.

                                    SCUDDER MUNICIPAL TRUST



                                    By:      /s/ Linda C. Coughlin
                                         ------------------------------
                                    Title:    President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.



                SIGNATURE                 TITLE                   DATE
                ---------                 -----                   ----

/s/ Linda C. Coughlin             President and Trustee      August 31, 2001
---------------------------
Linda C. Coughlin

/s/ Henry P. Becton, Jr.   *             Trustee             August 31, 2001
---------------------------
Henry P. Becton, Jr.

/s/ Dawn-Marie Driscoll    *             Trustee             August 31, 2001
---------------------------
Dawn-Marie Driscoll

/s/ Edgar R. Fiedler       *             Trustee             August 31, 2001
---------------------------
Edgar R. Fiedler

/s/ Keith R. Fox           *             Trustee             August 31, 2001
---------------------------
Keith R. Fox

/s/ Jean Gleason Stromberg*              Trustee             August 31, 2001
--------------------------
Jean Gleason Stromberg

/s/ Jean C. Tempel         *             Trustee             August 31, 2001
---------------------------
Jean C. Tempel

/s/ Steven Zaleznick       *             Trustee             August 31, 2001
---------------------------
Steven Zaleznick

/s/ John R. Hebble                Treasurer (Principal       August 31, 2001
---------------------------         Financial and
John R. Hebble                    Accounting Officer




*By:     /s/ Joseph R. Fleming                                   August 31, 2001
         ---------------------------
         Joseph R. Fleming, Attorney-in-fact

*Executed pursuant to powers of attorney previously filed with the Securities and Exchange Commission as an exhibit to the Registrant's Registration Statement on Form N-14.

                                                              File No. 333-53310

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-14

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                             SCUDDER MUNICIPAL TRUST

                             SCUDDER MUNICIPAL TRUST

                                  EXHIBIT INDEX

Exhibit 12                 Opinion and Consent of Willkie, Farr & Gallagher